SUBSEQUENT EVENTS (Tables)	12 Months Ended
Dec. 31, 2017
Subsequent Events [Abstract]
Schedule of Expected Performance Objectives and Weightings	Expected performance objectives and weightings for the 2018 STIC Program are as follows:

Performance Objective	Weighting
Non-GAAP Operating Earnings	50%
Premiums and Flows	25%
Strategic Goals	25%